Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2024
Summary of significant accounting policies
Schedule of property plant and equipment useful life
Useful life
Property and buildings	20 years
Machinery and equipment	10 years
Vehicles	4 years
Office equipment	3 - 5 years

Schedule of finite-lived intangible assets, useful life
Useful life
Purchased patents	10 years
Software	10 years